Registration Nos. 33-11780 and 811-5023

  As filed with the Securities and Exchange Commission on November 20, 1996
==========================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 13

                                      and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 16

              TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT
                          (Exact Name of Registrant)

                        TEMPLETON FUNDS ANNUITY COMPANY
                              (Name of Depositor)

            700 Central Avenue, St. Petersburg, Florida  33701-3628
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number  (813) 823-8712

                              Ellen F. Stoutamire
                        Templeton Funds Annuity Company
                      700 Central Avenue, P.O. Box 33030
                      St. Petersburg, Florida  33701-3628
                    (Name and Address of Agent for Service)

                                   Copies to:
                           Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1500 K Street, N.W.
                            Washington, D.C. 20005


It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.


     The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 and has filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on or before February 29, 1996.
=================================================================

              TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT
                             CROSS REFERENCE SHEET

Item No.                                        Caption(s)

            PART A
1                                   Cover Page
2                                   Glossary of Special Terms
3                                   Summary
4                                   Annuity Unit Values
5                                   Templeton Funds Annuity Company; The
                                    Separate Account; Templeton Variable Annuity
                                    Fund; Voting Rights
6                                   Deductions and Charges
7                                   The Annuities; Substitution of Securities
                                    and b:Other Changes; Cover Page
8                                   The Annuities
9                                   The Annuities
10                                  Purchase of Annuities; The Annuities;
                                    Templeton Funds Annuity Company
11                                  N/A
12                                  Tax Information
13                                  N/A
14                                  Statement of Additional Information Table of
                                    Contents
            PART B
15                                  Cover Page
16                                  Table of Contents
17                                  Templeton Funds Annuity Company
18                                  Templeton Funds Annuity Company;
                                    Independent Accountants
19                                  N/A
20                                  Templeton Funds Annuity Company; Purchase
                                    of Annuities (in prospectus)
21                                  N/A
22                                  N/A
23                                  Financial Statements -- Templeton Funds
                                    Retirement Annuity Separate Account;
                                    Financial Statements -- Templeton Funds
                                    Annuity Company

                                   PROSPECTUS
                                November 20, 1996
                         TEMPLETON RETIREMENT ANNUITIES
                  ISSUED BY TEMPLETON FUNDS RETIREMENT ANNUITY
                                SEPARATE ACCOUNT
                                       OF
                         TEMPLETON FUNDS ANNUITY COMPANY
                               700 Central Avenue
                       St. Petersburg, Florida 33701-3628
                            Telephone (800) 774-5001


A TEMPLETON RETIREMENT ANNUITY ("Annuity") is an immediate variable annuity. The Annuities are available only to an investor who has maintained a Franklin
Templeton Tax Deferred Retirement Plan ("Plan") with one of the Franklin Templeton Mutual Funds for a period of at least one year and wishes to use all or a portion of his or her Plan to purchase an Annuity. The Annuities will not be available to any investor who resides in a state where the Annuities may not lawfully be sold. The minimum amount required to purchase an Annuity is $10,000. The Annuities are sold without a sales charge. Once Annuity Payments commence, the purchase price may not be refunded or redeemed.

The Annuities are issued pursuant to either (i) a Group Contract between Templeton Funds Annuity Company (the "Company") and Franklin Templeton Trust Company (the "Contractholder") and represent participations in the Group Contract or (ii) an Individual Contract between the Company and an individual Contractowner ("Individual Contractowner"). Both Individual Contracts and Group Contracts are referred to in this Prospectus by the term "Contract." All assets under the Contracts are invested, through Templeton Funds Retirement Annuity
Separate Account (the "Separate Account"), in shares of Templeton Variable Annuity Fund (the "Fund") and the value of the Annuities, and the amount of each Annuity Payment, will vary with the performance of the Fund.

TEMPLETON VARIABLE ANNUITY FUND has for its investment objective long term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIESAND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus sets forth concisely information about the Annuities and the Separate Account that a prospective investor should know before investing.


A Statement of Additional Information (the "SAI") dated November 20, 1996, is on file with the Securities and Exchange Commission and is, in its entirety, incorporated by reference into and made a part of this Prospectus. (See page 13 for the Statement of Additional lnformation Table of Contents.) A copy of the SAI is made available upon request and without charge by calling or writing Templeton Funds Annuity Company at the address indicated above.


THIS PROSPECTUS SHOULD BE ACCOMPANIED BY A CURRENT PROSPECTUS OF TEMPLETON VARIABLE ANNUITY FUND. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                    [Page 1]

                                TABLE OF CONTENTS


                                                                            PAGE
Glossary of Special Terms

Expense Table

Summary

Templeton Funds Annuity Company

The Separate Account

Templeton  Variable Annuity Fund

Purchase of Annuities

The Annuities

   Payment Options

   Beneficiaries

   Annuity Payments

   Annuity Units

   Value of the Separate Account

   Delays in Valuation and Payment

Deductions and Charges

Tax Information

   Internal Revenue Code Limitations

   Federal Income Tax Status

       (a) Federal Tax Status of the Company and the  Separate  Account

       (b) Federal Tax Status of Annuitants

       (c)  Withholding

Voting Rights

Substitution of Securities and Other Changes


Performance Information

Illustration of Values

Statement of Additional Information Table of Contents

Appendix  A--Compliance  with Internal Revenue Code Rules

Appendix B--Dollar Value of First Monthly Payment


                                    [Page 2]

                            GLOSSARY OF SPECIAL TERMS

ANNUITANT                A person on whose life the Annuity Payments are based.

ANNUITY                  A Templeton  Retirement  Annuity issued pursuant to the
                         Contracts.

ANNUITY BENEFITS Those benefit payments, including Annuity Payments, made to an Annuitant, a Joint Annuitant, one or more Beneficiaries and/or any of their respective estates under the terms of the Contracts.

ANNUITY PAYMENTS The monthly payments made in accordance with the Annuity Option elected by the Participant under the Group Contract or the Individual Contractowner under an Individual Contract. Annuity Payments will be determined by applying the initial contribution, less any applicable taxes, to the tables shown in Appendix B hereto.

ANNUITY PURCHASE DATE The date the contribution is made and the order to purchase the Annuity is effected.

ANNUITY UNIT An accounting unit of measure used to calculate the dollar amount of Annuity Payments and Annuity Benefits. The value of an Annuity Unit fluctuates generally with the value of the Fund.

APPLICANT                A Plan  accountholder  who  submits an  application  or
                         enrollment   form  requesting  that  his  or  her  Plan
                         purchase an Annuity.

BENEFICIARY              A person or  persons  designated  by a  Participant  to
                         receive benefits under an Annuity, if any, payable after the last death of an Annuitant and any Joint
                         Annuitant.

BUSINESS DAY Any day on which the New York Stock Exchange is open for business.

COMPANY Templeton Funds Annuity Company, a Florida insurance company which maintains the Separate Account and issues the Annuities.

GROUP CONTRACTHOLDER     Franklin  Templeton  Trust  Company,  a trust company
                         chartered under California law, and its successors and assigns.

FRANKLIN TEMPLETON       The Franklin Templeton Mutual Funds include each
MUTUAL FUNDS             existing and future U.S. registered open-end investment
                         company for which Franklin Advisors, Inc. or Templeton
                         Global Advisors Limited or an affiliate acts as investment adviser or manager and for which Franklin
                         Templeton Distributors, Inc. acts as principal underwriter, unless otherwise specified by the Company.
                         (See "The Annuities.")

FUND Templeton Variable Annuity Fund, the registered open-end management investment company in which the Contracts' assets are invested by the Separate Account.

GROUP CONTRACT           The Group  Retirement  Annuity Contract number
                         GA-002 between the Company and the Contractholder.

INDIVIDUAL CONTRACT      An individual  Retirement  Annuity  Contract
                         between the Company and an Individual Contractowner.


                                    [Page 3]

INDIVIDUAL               An individual or individuals entitled to the ownership
CONTRACTOWNER            rights stated in the Individual Contract and in whose
                         name the Contract is issued.

JOINT ANNUITANT          A person other than the Annuitant  designated
                         by the  Participant  as a person on whose life  Annuity
                         Payments may also be based.

PARTICIPANT              An  Applicant  whose  application  or  enrollment  form
                         requesting that his or her Plan purchase an Annuity has been approved. A Participant will generally also be an Annuitant.

PAYMENT DATE             A day on which  the value of  Annuity  Units for a
                         given Annuity Payment is calculated.

PERIODIC CHARGE          An amount deducted periodically from the Separate
                         Account to compensate the Company for assuming mortality and expense risks. (See "Deductions and Charges.")

PLAN                     Any one of the group of Franklin Templeton Tax
                         Deferred Retirement Plans offered in connection with the Franklin Templeton Mutual Funds, and for which the Contractholder acts as trustee or custodian, to provide for the accumulation of retirement funds for individuals or groups of individuals under which at least a part of the accumulation is tax deferred under the Internal Revenue Code and under which an Annuity may be purchased. These Plans currently include the Franklin Templeton Individual Retirement Account ("IRA"), the Franklin Templeton Simplified Employee Pension ("SEP-IRA"), Franklin Templeton "403(b)" retirement plans for employees of tax exempt organizations, Franklin Templeton "401(k)" plans and qualified plans for corporations, self employed individuals and partnerships, and are held for the individuals or groups by Franklin Templeton Trust Company as trustee or custodian.

SEPARATE ACCOUNT         Templeton Funds Retirement Annuity Separate Account, a
                         separate account of the Company registered with the Securities and Exchange Commission as a unit investment trust. The Separate Account invests all its assets in the Fund. The assets of the Separate Account are not commingled with the general assets of the Company, and the investment performance of the Separate Account is kept separate from that of the general assets of the Company.

                                    [Page 4]

                                  EXPENSE TABLE


Separate Account Annual Expenses
(As a percentage of average account value)
Mortality and Expense Risk Fee                                     0.80%
Administration Fee                                                 0.30%
Total Separate Account Annual Expenses                             1.10%
Templeton Variable Annuity Fund Annual
Expenses
(As a percentage of Fund average net assets)*
Management Fees                                                    0.50%
Other Expenses                                                     0.50%
Administrative Fees                                     0.15%
Other (after fee reduction)                             0.35%
Total Fund Annual Expenses                                         1.00%
--------------------

Templeton Investment Counsel, Inc., the Fund's investment manager, has voluntarily agreed to reduce its investment management fee to the extent necessary to limit total expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) to 1% of the Fund's average daily net assets until May 1, 1997. If such fee reduction is insufficient to so limit the Fund's total expenses, the Fund's business manager, Templeton Funds Annuity Company, has agreed to reduce its fee and, to the extent necessary, assume other Fund expenses, so as to limit the Fund's expenses. Expenses borne by the investment manager amounted to $.01 per share for the fiscal year ended December 31, 1995. If these expenses had been incurred by the Fund, the ratio of expenses to average net assets would have been 1.06%.


                                     SUMMARY

A Templeton Retirement Annuity is an immediate variable annuity designed to be used to distribute the benefits of tax deferred retirement plans. The Annuities are available only to persons who have maintained an account in a Plan for at least one year. The minimum Annuity purchase is $10,000. Once Annuity Payments commence, the purchase price may not be refunded or redeemed.

The Participant may select an assumed annual interest rate of 3% or 7% and from a variety of payment options based on his life (or his life and that of a Joint Annuitant) or for a period certain (see "Payment Options"). The value of the first Annuity Payment depends on the amount invested, the assumed annual interest rate specified and the Annuity Payment option selected by the Participant. The amount of each Annuity Payment thereafter will fluctuate based on the performance of the underlying mutual fund in which the Annuity assets are invested (see "Templeton Variable Annuity Fund"). The investment objective of the Fund is long term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation.

The Annuities are available under the Group Contract issued to the Contractholder by the Company. In those states where the Group Contract may not be offered, an Individual Contract, with substantially similar terms, will be issued to the Applicant. All obligations under the Contracts are obligations of the Company. All assets under the Contracts are held in a segregated account of the Company and are not chargeable with other liabilities of the Company (see "The Separate Account").

The Annuities are sold without a sales charge. Any applicable state premium taxes are deducted, as required, from the initial contribution or from Annuity Payments or Annuity Benefits. The Company assesses a total charge on an annual basis of 1.1% of assets of the Separate Account as compensation for Separate Account expenses and for assuming expense and mortality risks. The Company guarantees that these charges will not increase for Annuities already issued (see "Deductions and Charges"). Expenses of Templeton Variable Annuity Fund are described in its prospectus.

                         TEMPLETON FUNDS ANNUITY COMPANY

Templeton Funds Annuity Company (the "Company"), 700 Central Avenue, St. Petersburg, Florida 33701-3628, is the sponsor of the Separate Account. The Company was organized as a Florida corporation on January 25, 1984 and is licensed to engage in the life insurance business in Florida. The Company is an indirect wholly-owned subsidiary of Franklin Resources, Inc. (See "Templeton Funds Annuity Company" in the SAI for additional information.)



                                    [Page 5]

                              THE SEPARATE ACCOUNT

The Separate Account was established on February 4, 1987, by resolution of the Board of Directors of the Company and is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust. This registration does not involve any supervision by the Commission of the administration or investment practices or policies of the Separate Account or of the Fund. The Separate Account invests its assets, net of certain expenses (see "Deductions and Charges"), exclusively in Templeton Variable Annuity Fund (the "Fund"). Although empowered to establish subaccounts which may make other investments, the Separate Account has no present intention of so doing.

The Separate Account is administered and accounted for as part of the general business of the Company, but the income and capital gains or losses from assets allocated to the Separate Account, whether or not realized, are, in accordance with the resolution establishing the Separate Account, credited to or charged against those assets without regard to other income, gains or losses of the Company. The assets of the Separate Account are not chargeable with liabilities arising out of any other business of the Company. The obligations arising under the Contracts are obligations of the Company.

                         TEMPLETON VARIABLE ANNUITY FUND

The Fund is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Fund was organized as a Massachusetts business trust on February 5, 1987. The Fund's investment objective is long term capital growth. It pursues this objective through a flexible policy of investing primarily in stocks and debt obligations of companies and governments of any nation, including issuers inside as well as outside the United States. The Fund's Investment Manager is Templeton Investment Counsel, Inc., an affiliate of the Company. A prospectus containing more complete information concerning the Fund accompanies this Prospectus and should be read carefully before purchasing an Annuity.

The following are graphs showing how the Annuity Payments can fluctuate based on past investment performance through December 31, 1995. The graphs show the effect that the Fund's investment performance would have had if a Contract with an assumed annual interest rate of 3% or 7%, providing an initial monthly
Annuity Payment of $500, was purchased on the date the Fund commenced operations. Annuity Payments increase for a given month if the annualized net rate of return for that month is higher than the assumed annual rate of return, and decreases for a given month if the annualized net rate of return is lower than the assumed annual rate of return. The annuity purchase amount necessary for an initial monthly Annuity Payment of $500 will vary depending on the age and sex of the Annuitant (and Joint Annuitant, if any), the Payment Option, and the Annuity Purchase Date.

     The graphs take into account all charges under the Contract and the actual expenses of the Fund. Past performance is not indicative of future performance. No representation can be made that the performance shown in the graphs can be achieved for any period of time in the future.

                                 MONTHLY INCOME
                            3% ASSUMED INTEREST RATE

[The following table replaces a graph showing the Fund's past investment performance with an assumed annual interest rate of 3%.]

Date

Feb 88                     500.00

Mar 88                     510.14

Apr 88                     492.34

May 88                     489.03

Jun 88                     503.94

Jul 88                     498.01

Aug 88                     482.77

Sep 88                     485.58

Oct 88                     504.50

Nov 88                     489.81

Dec 88                     494.82

Jan 89                     519.30

Feb 89                     545.66

Mar 89                     545.13

Apr 89                     556.06

May 89                     569.81

Jun 89                     563.22

Jul 89                     583.89

Aug 89                     611.66

Sep 89                     624.13

Oct 89                     610.81
                                    [Page 6]

Nov 89                     618.08

Dec 89                     630.79

Jan 90                     619.90

Feb 90                     600.04

Mar 90                     597.56

Apr 90                     614.11

May 90                     626.22

Jun 90                     640.35

Jul 90                     666.43

Aug 90                     595.49

Sep 90                     564.24

Oct 90                     531.17

Nov 90                     524.69

Dec 90                     543.30

Jan 91                     544.61

Feb 91                     609.29

Mar 91                     613.34

Apr 91                     629.79

May 91                     610.10

Jun 91                     603.06

Jul 91                     616.20

Aug 91                     596.17

Sep 91                     636.49

Oct 91                     639.61

Nov 91                     646.02

Dec 91                     641.96

Jan 92                     694.79

Feb 92                     700.95

Mar 92                     702.86

Apr 92                     705.10

May 92                     725.27

Jun 92                     703.38

Jul 92                     717.74

Aug 92                     705.22

Sep 92                     701.98

Oct 92                     688.90

Nov 92                     696.88


                                    [Page 7]

Dec 92                     717.27

Jan 93                     745.30

Feb 93                     740.83

Mar 93                     758.61

Apr 93                     787.86

May 93                     775.91

Jun 93                     794.08

Jul 93                     791.26

Aug 93                     838.96

Sep 93                     854.45

Oct 93                     895.44

Nov 93                     897.22

Dec 93                     921.98

Jan 94                     962.42

Feb 94                     979.92

Mar 94                     946.46

Apr 94                     910.06

May 94                     922.14

Jun 94                     921.97

Jul 94                     940.17

Aug 94                     961.21

Sep 94                     959.77

Oct 94                     943.89

Nov 94                     922.71

Dec 94                     880.53

Jan 95                     872.92

Feb 95                     886.33

Mar 95                     881.05

Apr 95                     922.58

May 95                     955.76

Jun 95                     978.43

Jul 95                   1,030.58

Aug 95                   1,019.24

Sept 95                  1,047.34

Oct 95                   1,036.11

Nov 95                   1,008.58

Dec 95                   1,030.99



                                    [Page 8]

                                 MONTHLY INCOME
                            7% ASSUMED INTEREST RATE

[The following table replaces a graph showing the Fund's past investment performance with an assumed annual interest rate of 7%].

Date

Mar 88                     500.00

Apr 88                     508.50

May 88                     489.17

Jun 88                     484.37

Jul 88                     497.59

Aug 88                     490.15

Sep 88                     473.62

Oct 88                     474.80

Nov 88                     491.81

Dec 88                     476.00

Jan 89                     479.28

Feb 89                     501.41

Mar 89                     525.39

Apr 89                     523.19

May 89                     531.97

Jun 89                     543.42

Jul 89                     535.29

Aug 89                     553.27

Sep 89                     577.72

Oct 89                     587.60

Nov 89                     573.27

Dec 89                     578.34

Jan 90                     588.46

Feb 90                     576.26

Mar 90                     556.23

Apr 90                     552.04

May 90                     565.62

Jun 90                     574.98

Jul 90                     586.00

Aug 90                     607.96

Sep 90                     541.39

Oct 90                     511.48

Nov 90                     479.95

Dec 90                     472.67

Jan 91                     487.86

Feb 91                     487.41


                                    [Page 9]

Mar 91                     543.77

Apr 91                     545.74

May 91                     558.46

Jun 91                     539.31

Jul 91                     531.37

Aug 91                     541.20

Sep 91                     521.87

Oct 91                     555.48

Nov 91                     556.42

Dec 91                     560.35

Jan 92                     554.99

Feb 92                     598.54

Mar 92                     602.27

Apr 92                     601.85

May 92                     601.95

Jun 92                     617.31

Jul 92                     596.62

Aug 92                     606.72

Sep 92                     594.34

Oct 92                     589.77

Nov 92                     576.86

Dec 92                     581.84

Jan 93                     596.94

Feb 93                     618.20

Mar 93                     612.90

Apr 93                     625.39

May 93                     647.35

Jun 93                     635.68

Jul 93                     648.47

Aug 93                     644.02

Sep 93                     680.72

Oct 93                     691.13

Nov 93                     721.95

Dec 93                     721.20

Jan 94                     738.73

Feb 94                     768.57

Mar 94                     780.34


                                    [Page 10]

Apr 94                     751.19

May 94                     719.98

Jun 94                     727.34

Jul 94                     724.86

Aug 94                     736.80

Sep 94                     750.86

Oct 94                     747.25

Nov 94                     732.67

Dec 94                     714.07

Jan 95                     679.31

Feb 95                     671.13

Mar 95                     679.53

Apr 95                     673.10

May 95                     702.78

Jun 95                     725.78

Jul 95                     740.45

Aug 95                     777.57

Sep 95                     766.54

Oct 95                     785.14

Nov 95                     774.30

Dec 95                     751.46

                              PURCHASE OF ANNUITIES

Applications and enrollment forms for requesting the purchase of an Annuity are available from Templeton Funds Annuity Company, 700 Central Avenue, St. Petersburg, Florida 33701-3628. Annuities are available on a continuing basis only to eligible persons and are sold with no sales charge. Persons eligible to request the purchase of an Annuity are those who have maintained an account in a Plan for at least one year prior to the Annuity Purchase Date. The
Contractholder will determine whether each Applicant meets the eligibility requirements. For each eligible Applicant requesting to have an Annuity purchased by his Plan, the Contractholder acting in its capacity as custodian or trustee under the particular Plan will effect the purchase of an Annuity in accordance with the Applicant's instructions. Annuity purchases will be effected only for Applicants who reside in states where the Annuities may lawfully be sold.

To arrange for the purchase of an Annuity, each Applicant must return a properly completed application or enrollment form to the Company together with any other forms which the Company may require. The form contains an authorization for the Contractholder, as trustee or custodian under the Applicant's Plan, to use a specified amount of Plan assets to purchase an Annuity. The minimum amount for purchase of an Annuity is $10,000. After the Contractholder has reviewed each application or enrollment form to determine eligibility, the Company will notify each Applicant whether his or her request to have an Annuity purchased has been approved. Each approved Applicant covered by the Group Contract will be sent a certificate confirming the terms, the Annuity Payment option and amount of the Annuity selected as well as the identity of the Annuitant, any Joint Annuitant and Beneficiaries. The certificate will also describe applicable terms of the Group Contract. Other approved Applicants will receive their own Individual Contract.

Each order to purchase an Annuity will be effected on the 10th Business Day prior to the first day of the month or on such earlier Business Day as the Company, in its sole discretion, may determine. On each such day, the payment for each approved application or enrollment request will be transferred from the applicable Plan and invested in accordance with the Contract at the Annuity Unit value determined on that day (see "Annuity Units"). (Prior to such transfer, amounts to be transferred from Plans will continue to be invested under such Plans.) Completed application or enrollment forms must be received by the Company at least 10 days prior to a Business Day on which the Company effects

                                    [Page 11]
orders to purchase Annuities in order for the order to be processed on that latter date. Applicants whose application or enrollment forms are not complete or are not timely received will be notified that the order will be processed on the next day on which orders are effected, provided any additional necessary information is timely provided. An Applicant may withdraw his or her request for application or enrollment at any time before the Annuity Purchase Date.

                                  THE ANNUITIES

The Annuities are offered only to persons who have maintained an account for at least one year in a Franklin Templeton Tax Deferred Retirement Plan ("Plan") with any one or more of the Franklin Templeton Mutual Funds. The Annuities are designed to permit such persons, on or after the retirement date permitted under the applicable Plan, to instruct the Contractholder, in its capacity as custodian or trustee under the Plan, to have the Plan purchase an immediate variable annuity having a payout option selected by the Applicant (see "Payment Options"). Once Annuity Payments commence, the purchase price may not be refunded or redeemed, and no exchanges may be made to another Franklin Templeton Mutual Fund. Benefits payable under the Annuities will vary in amount based on the performance of the Fund. The Company guarantees that the dollar amount of Annuity Payments for Annuities already issued will not be affected by the changes in the expense assumptions used in determining the first Annuity Payment. However, because the Fund in which assets used to purchase the Annuity are invested fluctuates in value daily, there can be no guarantee that the remaining value of an Annuity (net of deductions and charges), together with any Annuity Payments already made, will at any given time exceed or even equal the amount of assets used to purchase the Annuity.

PAYMENT OPTIONS

Annuity Payments will be made monthly. The value of the first Annuity Payment is determined as indicated in Appendix B, based on the amount of contribution and the payment option specified in the application or enrollment form, which may be one of the following:

Option I--Life Annuity--An Annuity payable monthly during the lifetime of the Annuitant. The Annuity will stop with the last Annuity Payment due prior to the death of the Annuitant. Only one Annuity Payment would be made under this Option if the Annuitant dies before the second Annuity Payment is due; only two Annuity Payments would be made if the Annuitant dies before the third Annuity Payment is due, etc.

Option II--Life Annuity with 60 or 120 Monthly Payments Guaranteed--An Annuity payable monthly during the lifetime of an Annuitant with a guarantee that if, at the death of the Annuitant, Annuity Payments have been made for less than 60 or 120 months, as elected, then Annuity Payments will be continued thereafter, to a Beneficiary designated by the Participant during the remainder of said period.

Option III--Joint and Last Survivor Annuity--An Annuity payable monthly during the joint lifetime of the Annuitant and a designated Joint Annuitant. Upon the death of the Annuitant, Annuity Payments will be made to the Joint Annuitant during the Joint Annuitant's remaining lifetime at a level of 100%, 75% or 50% of the original level, as elected by the Participant. This percentage is selected by the Participant in his application or enrollment form. Under this Option, only one Annuity Payment would be made if both the Annuitant and the Joint Annuitant die before the second Annuity Payment is due; only two Annuity Payments would be made if they both die before the third Annuity Payment is due, etc.

Option IV--Joint and Last Survivor Annuity with 60 or 120 Monthly Payments Guaranteed--An Annuity payable monthly during the joint lifetime of an Annuitant and a Joint Annuitant with no reduction in amount after the death of the Annuitant and with a guarantee that if, at the latter death of either the Annuitant or the Joint Annuitant, Annuity Payments have been made for less than 60 or 120 months as elected, then Annuity Payments will be continued thereafter to a Beneficiary designated by the Participant during the remainder of said period.

Option V--Unit Refund Life Annuity--An Annuity payable monthly during the lifetime of an Annuitant, ceasing with the last Annuity Payment due prior to the death of the Annuitant with a guarantee that, at the death of the Annuitant, the Beneficiary will receive in one sum the then dollar value of the number of Annuity Units equal to (1) the total net amount applied to purchase the Annuity divided by the Annuity Unit value used to determine the first Annuity Payment, minus (2) the product of the number of the Annuity Units represented by each payment and the number of payments made. No payment will be made if the difference of (1) minus (2) is negative.

Other payment options may be arranged subject to prior approval by the Company.

See "Tax Information--Internal Revenue Code Limitations," regarding limitations and other requirements which should be considered when selecting a payment option. For Internal Revenue Code requirements which may modify payments under the Annuity options in certain cases, see Appendix A.

                                    [Page 12]

BENEFICIARIES

An Applicant for an Annuity may designate a Beneficiary or Beneficiaries to receive any remaining payments or sums which may become payable upon the last death of the Annuitant and the Joint Annuitant. An Applicant may also designate one or more contingent Beneficiaries to receive Annuity Benefits in the event all Beneficiaries die before all Annuity Benefits payable to such Beneficiaries have been paid. These designations may be changed by the Participant from time to time.

If more than one Beneficiary or contingent Beneficiary is designated and the respective interest of each is not specified, they will be paid in equal shares. If any of several Beneficiaries dies before the Annuitant and any Joint Annuitant, any amounts payable upon the death of the Annuitant and any Joint Annuitant will be paid to the surviving Beneficiaries, in equal shares or as otherwise designated by the Participant. If any of several contingent Beneficiaries dies before all the Beneficiaries, any amounts payable upon the death of all Beneficiaries will be paid to the surviving contingent Beneficiaries, in equal shares or as otherwise designated by the Participant. After the start of Annuity Payments to one or more of several Beneficiaries or contingent Beneficiaries, if any of the designated Beneficiaries or contingent Beneficiaries dies, Annuity Payments will be continued in equal shares to the remaining Beneficiaries or contingent Beneficiaries then eligible to receive such payments unless otherwise specified by the Participant. After the start of Annuity Payments to a Beneficiary or contingent Beneficiary and after the death of all designated Beneficiaries or contingent Beneficiaries, the commuted value of any remaining guaranteed Annuity Payments due or to become due will be paid in one sum to the estate of the person or persons then receiving such payments. Such commuted value will be determined on the basis of the assumed interest rate selected by the Applicant, compounded annually. (See "Annuity Payments.")

Any designation or change of Beneficiary or contingent Beneficiary shall be made to the Company's home office by filing satisfactory written notice. When acknowledged in writing by the Company, such designation or change will take effect on the date the notice was signed. The Company will not be liable for any payment made or action taken by it before notice was acknowledged.

ANNUITY PAYMENTS

The first payment under any of the Annuity Options will be determined in accordance with the Annuity Payment rate based on the assumed annual interest rate selected by the Applicant. No purchase of an Annuity will be effected until the Company has received proof acceptable to it of the birthdate of the Annuitant and any Joint Annuitant.

Under the Contract the Annuitant may choose between an assumed annual interest rate of 3% or 7%. If the Annuitant chooses the 7% assumed annual interest rate, as compared to choosing the 3% interest rate, Annuity Payments would start at a higher level but would increase moreslowly if investment returns are more than 7% and decrease more rapidly. Therefore, election of the 7% assumed annual rate of interest would result in a higher first monthly payment, but would increase the possibility of reduced future payments during the periods when net investment performance of the Separate Account did not exceed the 7% assumed annual interest rate.

If the Annuitant chooses the 3% assumed annual interest rate, Annuity Payments would start at a lower level but would increase more rapidly if the investment returns are greater than 3% and decrease more slowly. Therefore, election of the 3% assumed annual interest rate would result in a lower first monthly payment but would decrease the possibility of reduced future payments.

The first Annuity Payment, for payments made on a monthly basis, is calculated by dividing the Purchase Payment, less any applicable taxes, by 1000 and multiplying the result by the appropriate figure shown on Appendix B. Values not shown will be calculated on an equivalent basis. The first Annuity Payment is then divided by the then current value of an Annuity Unit (see below) to determine the fixed number of Annuity Units used to calculate each subsequent Annuity Payment. Thereafter, each Annuity Payment is calculated by multiplying the fixed number of Annuity Units, as determined above, by the current Annuity Unit Value, less any applicable taxes. Since the value of an Annuity Unit will fluctuate from month to month, the amount of each Annuity Payment may also be expected to fluctuate. However, the Company guarantees that the Administrative Fee and the Periodic Charge will not be changed for any Annuity once issued. (See "Deductions and Charges.")

In some states the combination of the 7% and 3% assumed interest rates may not be available. Alternate rates may be offered as permitted under applicable state law.

ANNUITY UNITS

The value of an Annuity Unit was initially set at $1.00 upon commencement of the Separate Account's operations. The value of an Annuity Unit is thereafter determined as follows on each Payment Date:

First: The Net Investment Factor is determined by dividing (a) by (b) and adding
(c) to the result, where:

(a) is the net increase or decrease in the net asset value per share of the Fund, plus the per share amount of any dividend or capital gain distribution paid or deemed paid by the Fund since the preceding Payment Date, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Separate Account as of the end of the current Payment Date which the Company determines to have resulted from maintenance of the Separate Account;


                                    [Page 13]

(b) is the net asset value per share of the Fund on the preceding Payment Date, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Separate Account as of the end of the immediately preceding Payment Date which the Company determines to have resulted from maintenance of the Separate Account;

(c) is the net result of 1.000, less the Periodic Charge (see "Deductions and Charges").

The Net Investment Factor may be more or less than one.

Second: An Annuity Unit value for a Payment Date is equal to:

(a)  the value of the Annuity Unit on the immediately preceding Payment Date;

(b) multiplied by the Net Investment Factor for the period from the preceding Payment Date ending on the current Payment Date;

(c)  divided by the Assumed Net Investment Factor for that period.

The Assumed Net Investment Factor is equal to one plus the interest rate used in determining the basis for purchase of Annuities, adjusted to reflect the performance of the Separate Account during the particular valuation period. For example, using the 7% assumed annual interest rate, the Assumed Net lnvestment Factor for a one-year valuation period would be 1.07. For a one-day valuation period, the Assumed Net lnvestment Factor would be 1.000185. Using the 3% assumed annual interest rate, the Assumed Net Investment Factor for a one-year valuation period would be 1.03. For a one-day valuation period, the Assumed Net Investment Factor would be 1.000081. The value of an Annuity Unit will increase only when the actual investment results of the Separate Account exceeds the assumed rate of interest. If actual results are less than the assumed rate, the value of an Annuity Unit will decrease.

The value of an Annuity Unit as of any date other than a given Payment Date is equal to its value on the next succeeding Payment Date.

VALUE OF THE SEPARATE ACCOUNT

The value of the Separate Account on a Payment Date is equal to (a) its value on the previous Payment Date, less (b) the Periodic Charge, the Administration Fee and applicable taxes for the period since the preceding Payment Date (see "Deductions and Charges"), less (c) Annuity Benefits paid since the previous Payment Date, plus (d) net new contributions, plus (e) any dividend or capital gains distributions paid to the Separate Account by the Fund, and plus or minus
(f) the increase or decrease in the net asset value of the Fund since the preceding Payment Date.

DELAYS IN VALUATION AND PAYMENT

The determination of Net Asset Value or of Annuity Unit value and making of payments under the Annuities may be suspended or delayed:

(a) for any period (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or (ii) during which trading on the New York Stock Exchange is restricted;

(b) for any period during which an emergency exists (as determined in accordance with any applicable regulatory requirements) as a result of which (i) disposal by the Separate Account or the Fund of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Separate Account or the Fund fairly to determine the value of its net assets; or

(c)  for such  other  periods  as the  Commission  may by order  permit  for the
     protection   of   Participants,   Annuitants,   Joint   Annuitants   and/or
     Beneficiaries.

                             DEDUCTIONS AND CHARGES

Any applicable state premium taxes and other taxes will be deducted either from the initial Purchase Payment at the time an Annuity is purchased or from Annuity Payments or Annuity Benefits, as required by applicable law from time to time.

The Company assesses a Periodic Charge against the Separate Account, equal on an annual basis to 0.8% of Separate Account assets. The Periodic Charge, in the following amounts, compensates the Company for assuming the risks that mortality experience will be lower than the rate assumed and that expenses will be greater than what is assumed: 0.3% of average annual net assets to cover expense risk and 0.5% to cover the mortality risk. The Periodic Charge is guaranteed as to Annuities issued prior to the effective date of any change in the Periodic Charge. The Company also assesses an administrative charge (the "Administration Fee"), equal on an annual basis to 0.3% of the Separate Account assets, to reimburse the Company for a portion of its administrative expenses incurred in administering the Separate Account. The Company does not expect to recover from the Administration Fee an amount in excess of its accumulated administrative expenses. Even though the administrative expenses may increase, the Company guarantees it will not increase the amount of the Administration Fee. The


                                    [Page 14]

Company also levies a charge against the Separate Account to reimburse the Company for the amount of any tax liability paid or reserved by the Company that results from the maintenance of the Separate Account. (For expenses borne by the Fund, see the current prospectus of the Fund.)

                                 TAX INFORMATION

INTERNAL REVENUE CODE LIMITATIONS

The availability or terms of any payment option may be modified or restricted to the extent necessary to comply with U.S. Treasury Regulations covering permissible distributions from retirement plans. (See Appendix A.) In addition, persons contemplating the purchase of an Annuity should refer to the terms of their Plan for any limitations or restrictions regarding the date on which Annuity Payments must commence. In general, and except as otherwise permitted by U.S. Treasury Regulations, federal tax law requires that Annuity Payment must commence no later than April 1 of the year after the year in which the Annuitant attains age 70 1/2 . If the minimum distribution is not made, a 50% nondeductible excise tax is imposed as to the amount not distributed in accordance with U.S. Treasury Regulations.


In selecting a payment option for an Annuity, purchasers should also note that the Internal Revenue Code (the "Code") provides that benefit payments may be made only (a) over the life of the Annuitant or the lives of the Annuitant and any Joint Annuitant; or (b) over a period certain that does not exceed the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and any Joint Annuitant. Additionally, the Code allows selection of a payment option with a 100% joint and survivor annuity (i.e., the 100% level under Option 3 under the Contracts) only if the Joint Annuitant is either the Annuitant's spouse or is no more than 10 years younger than the Annuitant. If the Annuitant dies before the entire distribution due under the Annuity has been paid, such unpaid portion of the Annuity will be distributed (without interest) at least as rapidly as under the method of distribution being used as of the date of his death.


FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. The discussion is based on the Company's understanding of current federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "I.R.S."). No representation is made regarding the likelihood that either the particular laws or their interpretation will continue. No attempt is made to consider any state or other tax laws which may be applicable.

(A) FEDERAL TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

General: The Company is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Separate Account is not a separate entity from the Company for purposes of the Code, the Company will be liable for any federal income taxes which become payable with respect to the income of the Separate Account. Under current law, no item of dividend income, interest income or realized capital gain attributable, at a minimum, to appreciation after January 1,1985, of the Separate Account will be taxed to the Company to the extent it is applied to increase reserves under the Contracts.

Under the principles set forth in I.R.S. Revenue Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company believes that the Company will be treated as owner of the assets invested in the Separate Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an Annuitant's gross income until amounts are received pursuant to an Annuity.

(B) FEDERAL TAX STATUS OF ANNUITANTS

The Annuities are designed for use with the Plans and other similar tax deferred retirement plans. The tax rules applicable to participants in such plans who purchase an Annuity vary according to the type of plan and the terms and conditions of the plan itself. Therefore, this discussion is designed to provide only general information about the use of the Annuities in connection with the various types of plans. Participants in plans are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contract and the Annuities.


The Company believes that the Annuitant is not subject to federal income tax on increases in Annuity value until payments are received under the Annuity. Federal income taxation of Annuity Payments and Annuity Benefits is determined under Section 72 of the Code. Section 72 provides, in general, that a portion of each Annuity Payment which represents the Annuitant's "investment" in the Annuity is excluded from gross income for income tax purposes. ("Investment" refers generally to contributions that were not deductible or excludable from income when made.) If the Annuity is purchased entirely with assets which were excludable from the Annuitant/Participant's income, the "investment" by the Annuitant/Participant will be deemed to be zero and distributions will be fully taxable as payments are received. To the extent an Annuity is purchased with contributions that were subject to income tax when made to such a plan, proportional amounts of each Annuity Payment may be excluded from gross income for income tax purposes up to the aggregate amount of such contributions. In some circumstances, Annuity Payments made before the Annuitant attains age 59 1/2 may be subject to an additional 10% penalty tax. In addition, distributions in excess of $155,000 per year in the case of periodic distributions and in excess of $775,000 in the case of lump sum distributions may be subject to an additional 15% excise tax.


                                    [Page 15]

(C) WITHHOLDING

With certain limited exceptions, withholding is required on Annuity Payments and Annuity Benefits. However, with certain exceptions, recipients of Annuity Payments and Annuity Benefits are allowed to make an election not to have federal income tax withheld, which election is revocable at any time.

The withholding rate, as determined from the recipient's withholding certificate, will be applied against the taxable portion of each Annuity Payment. If no withholding certificate is filed with the Company, tax will be withheld from Annuity Payments and Annuity Benefits on the basis that the payee is married with three withholding exemptions.

Persons who elect not to have withholding made are nonetheless liable for federal income tax on the Annuity Payments and Annuity Benefits received by them and may become subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.

                                  VOTING RIGHTS

In accordance with its view of present applicable law, the Company will vote the shares of the Fund held in the Separate Account at special meetings of the shareholders of the Fund in accordance with instructions received from persons having a voting interest in the Separate Account. The Company understands that under present applicable law, persons currently receiving payments under an Annuity have such voting interest. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

The number of votes which a person has a right to instruct will be determined by dividing the reserve for the applicable Annuity in the Separate Account by the net asset value per share of the Fund. Such number of shares will be determined as of a date coincident with the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund, which shall not be more than 90 days prior to any meeting of the Fund. Voting instructions will be solicited by written communication at least 14 days prior to such meeting. The votes attributable to each Annuity decrease as reserves allocated to that Annuity decrease.

                  SUBSTITUTION OF SECURITIES AND OTHER CHANGES

If the shares of the Fund should no longer be available for investment by the Separate Account or if, in the judgment of the Company, further investment in such shares should be inappropriate in view of the purpose of the Annuities, the Company may substitute shares of another mutual fund or other investment vehicle for shares of the Fund already purchased or to be purchased in the future under the Annuities. No substitution of securities may take place without prior approval of the Securities and Exchange Commission in accordance with such requirements as it may impose, without notice to or approval by persons having voting interest, or without complying with filing or other procedures established by applicable state insurance regulators.


At the Company's election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares, the Separate Account may be operated as a management company under the Investment Company Act of 1940 or in any other permitted form, or it may be deregistered under the Act in the event registration is no longer required. The Company also reserves the right to add or delete other separate accounts or subaccounts of the Separate Account; to combine the Separate Account with other separate accounts and to combine one or more subaccounts; to transfer assets among separate accounts and subaccounts established by the Company or its affiliate or their successors or assigns; to add or delete mutual funds, other investment vehicles, or series of either as investments for a separate account or subaccount; to add a fixed account providing for the provision of Annuity Benefits out of the Company's general account; and to split or combine the value of the Annuity Units provided such action has no material effect on benefits or other provisions of Annuities previously issued under the Contracts.


On the first anniversary of the effective date of the Group Contract and on each anniversary of that date thereafter, the Company, upon 90 days' advance written notice to the Contractholder, may change any or all of the terms of the Group Contract, except that no such change may affect in any way the amount, value or terms of any Annuity purchased prior to the effective date of the change. In addition, upon notice to the person(s) currently receiving payments under an Annuity, the Contracts or an Annuity may be modified by the Company, but only if such modification: (1) is necessary to make the Contracts and/or the Annuities comply with any law or regulation issued by a governmental agency to which the Company, the Separate Account, the Contracts and/or an Annuity are subject; or
(2) is necessary to assure continued qualification of the Contracts or the Annuities under the Internal Revenue Code or other applicable federal or state laws relating to annuity contracts, deferred compensation plans, pension or profit sharing plans, individual retirement accounts or other retirement plans, as such laws may be amended from time to time; or (3) is necessary to reflect a change in the operation of the Separate Account as described in the preceding paragraph. In the event of any such modifications, the Company will make appropriate endorsement to the Contracts and, if applicable, the certificates.


                                    [Page 16]

                            PERFORMANCE INFORMATION

Performance information for the Separate Account, including the yield and total return, may appear in advertisements, reports, and promotional literature to current or prospective Contractowners.

                             ILLUSTRATION OF VALUES

The following tables have been prepared to show how investment performance affects variable annuity payments over time. The variable annuity payment amounts reflect three different assumptions for a constant investment return before all expenses: 0%, 6%, and 12%. There are hypothetical rates of return and, of course, the Company does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

The variable annuity payments may be more or less than the payments shown if the actual returns of the Fund are different than those illustrated. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity payments will also fluctuate. The total amount of annuity payments ultimately received will depend on cumulative investment returns and how long the Annuitant lives and the option chosen.

Another factor which determines the amount of variable annuity payments is the assumed annual interest rate. Income will increase from one Payment Date to the next if the annualized net rate of return during that time is greater than the assumed annual interest rate, and will decrease if the annualized net rate of return is greater than the assumed annual interest rate.

Two illustrations follow. The first is based on a 3% assumed annual interest rate, and the second is based on a 7% assumed annual interest rate.

The payment amounts shown reflect the deduction of all fees and expenses. Actual Fund fees and expenses may vary from year to year and thus may be higher or lower than the assumed rate. The illustrations assume that the Fund will incur expenses at the annual rate of 1.0% of the average daily net assets of the Fund. (This is the amount of the Fund's total operating expenses, net of fee reduction, as of 12/31/95.) The Mortality and Expense Risk Fee and Administration Fee are calculated, in the aggregate, at an annual rate of 1.10% of the average daily net assets of the Separate Account. After taking these expenses and charges into consideration, the illustrated gross investment return 0%, 6%, and 12% are approximately equal to net rates of -2.08%, 3.80%, and 9.67%, respectively.

                    TEMPLETON RETIREMENT ANNUITY ILLUSTRATION

Annuitant:       John Doe       Annuity Purchase Amount:       $100,000

Date of Birth:   1/1/26         First Annuity Payment Date:    1/1/96

Annuity Option:  Option 1 --    Frequency of Annuity Payment   Monthly
                 Life Annuity

Premium Tax:     0%             Assumed Annual Interest Rate:  3%

Annuity Factor:  6.74


     The amount of monthly variable annuity payments shown in the table below and the graph that follows assumes a constant annual investment return. The amount of the variable annuity payment that is actually received will depend on the investment performance of the Fund. The variable annuity payment can go up or down and no minimum dollar amount of variable annuity payment is guaranteed. Calculation of the amounts shown takes into account a 3% assumed annual interest rate and the expenses for the Fund as reflected in the Expense Table. Income will remain constant at $674 per month when the annualized rate of return after expenses is 3% (or 5.19% before expenses).

                                    [Page 17]

                            MONTHLY ANNUITY PAYMENTS

                              Annual rate of
                              return before
                              expenses:           0%     6.00%      12.00%

Annuity                       Annual rate of
Payment                       return after
Date                Age       expenses:       -2.08%     3.80%      9.67%

January 1, 1996      70                           674        674        674

January 1, 1997      71                           641        679        718

January 1, 1998      72                           609        684        764

January 1, 1999      73                           579        690        814

January 1, 2000      74                           551        695        866

January 1, 2001      75                           523        701        923

January 1, 2006      80                           407        728      1,263

January 1, 2011      85                           316        757      1,728

January 1, 2016      90                           245        786      2,366

January 1, 2021      95                           190        817      3,238

January 1, 2026     100                           148        849      4,432


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS.

                                 MONTHLY INCOME
                            3% ASSUMED INTEREST RATE
                     [The following table replaces a graph]


Investment Amount                     $100,000

Effective Date                          1/1/96

1st Annuity Income Date                 1/1/96

Annuity factor                            6.74

AIR                                         3%



Net rates of return              -2.08%          3.80%           9.67%

            Year 1               674             674             674

            Year 2               641             679             718

            Year 3               609             684             764

            Year 4               579             690             814

            Year 5               551             695             868

            Year 6               523             701             923

            Year 7               498             706             982

            Year 8               473             711             1,046

            Year 9               450             717             1,114

           Year 10               428             722             1,186

           Year 11               407             728             1,263

           Year 12               386             734             1,344

           Year 13               367             739             1,432


                                    [Page 18]

           Year 14               349             745             1,524

           Year 15               332             751             1,623

           Year 16               316             757             1,728

           Year 17               300             763             1,840

           Year 18               285             768             1,959

           Year 19               271             774             2,086

           Year 20               258             780             2,222

           Year 21               245             786             2,366

           Year 22               233             793             2,519

           Year 23               222             799             2,682

           Year 24               211             805             2,856

           Year 25               200             811             3,041

           Year 26               190             817             3,238

           Year 27               181             824             3,447

           Year 28               172             830             3,671

           Year 29               164             836             3,909

           Year 30               156             843             4,162

           Year 31               148             849             4,432




                    TEMPLETON RETIREMENT ANNUITY ILLUSTRATION

Annuitant:      John Doe       Annuity Purchase Amount:         $100,000

Date of Birth:  1/1/26         First Annuity Payment Date:      1/1/96

Annuity Option: Option 1       Frequency of Annuity Payment     Monthly
                Life Annuity
Premium Tax:    0%             Assumed Annual Interest Rate:    7%

Annuity Factor: 9.11


     The amount of monthly variable annuity payments shown in the table below and the graph that follows assumes a constant annual investment return. The amount of the variable annuity payment that is actually received will depend on the investment performance of the Fund. The variable annuity payment can go up or down and no minimum dollar amount of variable annuity payment is guaranteed. Calculation of the amounts shown takes into account a 7% assumed annual interest rate and the expenses for the Fund as reflected in the Expense Table. Income will remain constant at $911 per month when the annualualized rate of return after expenses is 7% (or 9.27% before expenses).

                                    [Page 19]

                            MONTHLY ANNUITY PAYMENTS

                              Annual rate of
                              return before
                              expenses         0%       6.00%       12.00%
Annuity                       Annual rate of
Payment                       return after
Date                Age          expenses:  -2.08%       3.80%       9.67%

January 1, 1996     70                       911         911          911

January 1, 1997     71                       834         884          934

January 1, 1998     72                       763         857          957

January 1, 1999     73                       698         832          981

January 1, 2000     74                       639         807          1,006

January 1, 2001     75                       585         783          1,031

January 1, 2006     80                       375         672          1,166

January 1, 2011     85                       241         578          1,319

January 1, 2016     90                       155         496          1,492

January 1, 2021     95                        99         426          1,688

January 1, 2026    100                        64         366          1,910


THE HYPOTHETICAL INVESTMENT RATES OF RETURNS SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS.

                                 MONTHLY INCOME
                            7% ASSUMED INTEREST RATE
                     [The following table replaces a graph]

Investment Amount                         $100,000

Effective Date                              1/1/96

1st Annuity Income Date                     1/1/96

Annuity factor                                9.11

AIR                                             7%


Net rates of return               -2.08%            3.80%             9.67%

            Year 1                911               911               911

            Year 2                834               884               934

            Year 3                763               857               957

            Year 4                698               832               981

            Year 5                639               807               1,006

            Year 6                585               783               1,031

            Year 7                535               759               1,056

            Year 8                490               736               1,083

            Year 9                448               714               1,110

            Year 10               410               693               1,138

            Year 11               375               672               1,166

            Year 12               344               652               1,195


                                    [Page 20]

            Year 13               314               633               1,225

            Year 14               288               614               1,256

            Year 15               263               595               1,287

            Year 16               241               578               1,319

            Year 17               221               560               1,352

            Year 18               202               543               1,386

            Year 19               185               527               1,420

            Year 20               169               511               1,456

            Year 21               155               496               1,492

            Year 22               142               481               1,530

            Year 23               130               467               1,568

            Year 24               119               453               1,607

            Year 25               108               439               1,647

            Year 26               99                426               1,688

            Year 27               91                413               1,730

            Year 28               83                401               1,774

            Year 29               76                389               1,818

            Year 30               70                377               1,863

            Year 31               64                366               1,910




                                    [Page 21]

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

Templeton Funds Annuity Company

Independent Accountants


Performance Information


Financial Information

Financial Statements--Templeton Funds Retirement Annuity Separate Account

Financial Statements--Templeton Funds Annuity Company


                                    [Page 22]

                                   APPENDIX A

Compliance with Internal Revenue Code Rules Relating To Annuity Contracts Purchased for Distributions From Qualified Retirement Plans And Individual
                               Retirement Accounts

1. Benefit payments may be made only (a) over the life of the Annuitant or the lives of the Annuitant and a Joint Annuitant, or (b) for a period certain that does not exceed the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and any Joint Annuitant.

2. If the Annuitant dies before his entire interest in the Annuity has been paid him, the unpaid interest of the Annuitant will be distributed at least as rapidly as under the method of distribution being used as of the date of his death.

3. The availability of, and payments pursuant to, the various Annuity Options under the Contracts may be restricted or altered to the extent necessary to comply with applicable U.S. Treasury Regulations.

4. The above rules may be supplemented or amended in order to comply with U.S. Treasury Regulations, including such regulations as may be issued from time to time under the Internal Revenue Code Sections 72, 401(a)(9) and 408.

                                    [Page 23]

                                   APPENDIX B
                      DOLLAR VALUE OF FIRST MONTHLY PAYMENT
                     FOR EACH $1,000 OF NET PURCHASE PAYMENT

The following Tables show the dollar value of the first monthly payment for each $1,000 of Net Purchase Payment. The amount of each payment depends upon the Annuity Option chosen and the Annuitant's and Joint Annuitant's, if any, actual age at the time the first payment is due. "Actual age", as used above, shall mean actual age to the nearest month on the Annuity Purchase Date. Annuity Payments under the Contracts will normally be made monthly. The Company may, in its discretion, agree to less frequent payments, based upon appropriate Annuity values and procedures.


                             OPTION 1--LIFE ANNUITY
FIRST MONTHLY PAYMENT USING                        FIRST MONTHLY PAYMENT USING
7% ASSUMED INTEREST RATE                           3% ASSUMED INTEREST RATE

           FIRST MONTHLY                              FIRST MONTHLY
ACTUAL AGE    PAYMENT                     ACTUAL AGE     PAYMENT


    50         $6.59                          50          $4.09

    51          6.65                          51          4.16

    52          6.75                          52          4.23

    53          6.79                          53          4.31

    54          6.86                          54          4.39



    55          6.94                          55          4.48

    56          7.02                          56          4.57

    57          7.11                          57          4.67

    58          7.21                          58          4.77

    59          7.31                          59          4.88



    60          7.42                          60          5.00

    61          7.54                          61          5.13

    62          7.67                          62          5.26

    63          7.81                          63          5.41

    64          7.95                          64          5.56



    65          8.11                          65          5.73

    66          8.29                          66          5.90

    67          8.47                          67          6.09

    68          8.67                          68          6.29

    69          8.88                          69          6.50



    70          9.11                          70          6.74

    71          9.36                          71          6.98

    72          9.63                          72          7.25

    73          9.92                          73          7.54

    74         10.23                          74          7.85

    75         10.57                          75          8.18



                                    [Page 24]

            OPTION 2--LIFE ANNUITY WITH 60 OR 120 PAYMENTS GUARANTEED

                    FIRST MONTHLY              FIRST MONTHLY
                         PAYMENT                    PAYMENT
                    USING 7% ASSUMED           USING 3% ASSUMED
                         INTEREST                   INTEREST

                         NUMBER OF                NUMBER OF
                       GUARANTEED                 GUARANTEED
ACTUAL              MONTHLY PAYMENTS           MONTHLY PAYMENTS
AGE                   60        120               60        120

50                  $6.58      $6.53            $4.08      $4.06

51                   6.64       6.59             4.15       4.12

52                   6.70       6.65             4.22       4.19

53                   6.77       6.71             4.30       4.27

54                   6.84       6.77             4.38       4.35

55                   6.91       6.84             4.47       4.43

56                   6.99       6.91             4.56       4.51

57                   7.08       6.99             4.65       4.60

58                   7.17       7.07             4.76       4.70

59                   7.27       7.16             4.86       4.80

60                   7.37       7.25             4.98       4.90

61                   7.49       7.35             5.10       5.02

62                   7.61       7.46             5.23       5.13

63                   7.74       7.56             5.37       5.26

64                   7.88       7.68             5.52       5.39

65                   8.03       7.80             5.68       5.52

66                   8.19       7.93             5.84       5.67

67                   8.36       8.06             6.02       5.81

68                   8.54       8.20             6.21       5.97

69                   8.73       8.35             6.41       6.13

70                   8.94       8.50             6.63       6.30

71                   9.16       8.65             6.85       6.47

72                   9.40       8.81             7.10       6.65

73                   9.65       8.97             7.36       6.83

74                   9.91       9.14             7.63       7.02

75                  10.19       9.31             7.92       7.20




                                    [Page 25]

                OPTION 3(a)--JOINT AND 100% SURVIVOR LIFE ANNUITY

              FIRST MONTHLY PAYMENT USING 7% ASSUMED INTEREST RATE

                             Actual Age of Annuitant

   Actual Age of
  Joint Annuitant   50       55       60      65      70      75

        50         $6.12    $6.20   $6.29    $6.36   $6.43   $6.48

        55         6.20     6.32     6.45    6.56    6.67    6.75

        60         6.29     6.45     6.62    6.80    6.96    7.10

        65         6.36     6.56     6.80    7.05    7.31    7.54

        70         6.43     6.67     6.96    7.31    7.68    8.06

        75         6.48     6.75     7.10    7.54    8.06    8.62




              FIRST MONTHLY PAYMENT USING 3% ASSUMED INTEREST RATE

                             Actual Age of Annuitant

   Actual Age of
  Joint Annuitant   50       55       60      65      70      75

        50         $3.62    $3.74   $3.83    $3.91   $3.97   $4.02

        55         3.74     3.90     4.05    4.18    4.28    4.35

        60         3.83     4.05     4.26    4.46    4.64    4.77

        65         3.91     4.18     4.46    4.76    5.03    5.27

        70         3.97     4.28     4.64    5.03    5.45    5.83

        75         4.02     4.35     4.77    5.27    5.83    6.42




                OPTION 3(b)--JOINT AND 75% SURVIVOR LIFE ANNUITY
              FIRST MONTHLY PAYMENT USING 7% ASSUMED INTEREST RATE


                             Actual Age of Annuitant

   Actual Age of
  Joint Annuitant   50        55        60      65       70      75

        50        $6.23     $6.37    $6.54    $6.73    $6.94   $7.17

        55         6.30      6.47      6.66    6.89     7.15    7.42

        60         6.36      6.56      6.80    7.08     7.40    7.74

        65         6.42      6.65      6.94    7.29     7.69    8.12

        70         6.47      6.73      7.07    7.49     8.00    8.57

        75         6.51      6.80      7.18    7.68     8.30    9.03




                                    [Page 26]

              FIRST MONTHLY PAYMENT USING 3% ASSUMED INTEREST RATE

                             Actual Age of Annuitant

   Actual Age of
  Joint Annuitant   50       55       60       65    70      75

        50        $3.73    $3.90    $4.07   $4.25   $4.43   $4.60

        55         3.82     4.03     4.25    4.48    4.71    4.93

        60         3.90     4.15     4.43    4.72    5.03    5.32

        65         3.96     4.25     4.59    4.97    5.37    5.78

        70         4.00     4.33     4.72    5.19    5.72    6.28

        75         4.03     4.38     4.83    5.37    6.03    6.79




                OPTION 3(c)--JOINT AND 50% SURVIVOR LIFE ANNUITY
              FIRST MONTHLY PAYMENT USING 7% ASSUMED INTEREST RATE

                             Actual Age of Annuitant

   Actual Age of
  Joint Annuitant   50       55       60       65      70       75

        50        $6.35    $6.55    $6.81   $7.13    $7.54    $8.04

        55         6.39     6.62     6.90    7.26     7.70     8.24

        60         6.44     6.68     7.00    7.40     7.89     8.50

        65         6.48     6.75     7.09    7.55     8.11     8.80

        70         6.51     6.80     7.18    7.69     8.34     9.14

        75         6.54     6.84     7.26    7.82     8.55     9.49



              FIRST MONTHLY PAYMENT USING 3% ASSUMED INTEREST RATE

                             Actual Age of Annuitant

   Actual Age of
  Joint Annuitant    50        55      60      65      70     75

        50         $3.84    $4.07    $4.34   $4.65   $5.00   $5.39

        55          3.90     4.17     4.47    4.83    5.23    5.68

        60          3.96     4.25     4.60    5.02    5.49    6.03

        65          4.00     4.32     4.72    5.20    5.76    6.41

        70          4.03     4.38     4.81    5.36    6.02    6.81

        75          4.05     4.42     4.88    5.49    6.25    7.20




                                    [Page 27]

                OPTION 4(a)--JOINT AND 100% SURVIVOR LIFE ANNUITY
                           WITH 60 PAYMENTS GUARANTEED

              FIRST MONTHLY PAYMENT USING 7% ASSUMED INTEREST RATE

                             Actual Age of Annuitant

   Actual Age of
  Joint Annuitant   50       55      60     65      70     75

        50         $6.12    $6.21  $6.29   $6.36   $6.43  $6.48

        55         6.21     6.32    6.45   6.56    6.67   6.75

        60         6.29     6.45    6.62   6.80    6.96   7.10

        65         6.36     6.56    6.80   7.05    7.30   7.53

        70         6.43     6.67    6.96   7.30    7.68   8.04

        75         6.48     6.75    7.10   7.53    8.04   8.59




              FIRST MONTHLY PAYMENT USING 3% ASSUMED INTEREST RATE

                             Actual Age of Annuitant

   Actual Age of
  Joint Annuitant   50      55       60      65      70     75

        50         $3.62   $3.74    3.83    $3.91   $3.97  $4.02

        55         3.74    3.90     4.05    4.18    4.28   4.35

        60         3.83    4.05     4.26    4.46    4.63   4.77

        65         3.91    4.18     4.46    4.76    5.03   5.26

        70         3.97    4.28     4.63    5.03    5.44   5.82

        75         4.02    4.35     4.77    5.26    5.82   6.41




                OPTION 4(b)--JOINT AND 100% SURVIVOR LIFE ANNUITY
                          WITH 120 PAYMENTS GUARANTEED

              FIRST MONTHLY PAYMENT USING 7% ASSUMED INTEREST RATE

                             Actual Age of Annuitant

   Actual Age of
  Joint Annuitant  50     55      60     65       70      75

        50        $6.12  $6.20  $6.29    $6.36    $6.42   $6.47

        55        6.20   6.32    6.44    6.56     6.66    6.73

        60        6.29   6.44    6.61    6.78     6.94    7.07

        65        6.36   6.56    6.78    7.03     7.27    7.48

        70        6.42   6.66    6.94    7.27     7.62    7.94

        75        6.47   6.73    7.07    7.48     7.94    8.41




                                    [Page 28]

              FIRST MONTHLY PAYMENT USING 3% ASSUMED INTEREST RATE

                             Actual Age of Annuitant

   Actual Age of
  Joint Annuitant  50      55       60      65       70      75

        50        $3.62   $3.74   $3.83    $3.91    $3.97   $4.01

        55        3.74    3.90     4.05    4.17     4.27    4.34

        60        3.83    4.05     4.26    4.46     4.62    4.75

        65        3.91    4.17     4.46    4.75     5.01    5.23

        70        3.97    4.27     4.62    5.01     5.40    5.75

        75        4.01    4.34     4.75    5.23     5.75    6.27



                                    [Page 29]

                       OPTION 5--UNIT REFUND LIFE ANNUITY

         FIRST MONTHLY PAYMENT             FIRST MONTHLY PAYMENT
                USING                              USING
       7% ASSUMED INTEREST RATE          3% ASSUMED INTEREST RATE

                   First Monthly                        First Monthly
   Actual Age         Payment             Actual Age       Payment

       50              $6.46                  50            $3.90

       51              6.51                   51             3.95

       52              6.56                   52             4.00

       53              6.61                   53             4.06

       54              6.67                   54             4.13

       55              6.74                   55             4.19

       56              6.80                   56             4.26

       57              6.87                   57             4.33

       58              6.95                   58             4.41

       59              7.03                   59             4.49

       60              7.11                   60             4.57

       61              7.20                   61             4.66

       62              7.30                   62             4.75

       63              7.40                   63             4.84

       64              7.50                   64             4.94

       65              7.61                   65             5.05

       66              7.73                   66             5.15

       67              7.86                   67             5.27

       68              7.99                   68             5.39

       69              8.13                   69             5.52

       70              8.28                   70             5.65

       71              8.43                   71             5.79

       72              8.60                   72             5.94

       73              8.78                   73             6.10

       74              8.96                   74             6.26

       75              9.16                   75             6.43

                                    [Page 30]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    [Page 31]

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

            STATEMENT OF ADDITIONAL INFORMATION TO THE PROSPECTUS
                                     FOR
                        TEMPLETON RETIREMENT ANNUITIES

                                  ISSUED BY
             TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT
                                      OF
                       TEMPLETON FUNDS ANNUITY COMPANY
                              700 Central Avenue
                      St. Petersburg, Florida 33701-3628



                          Dated November 20, 1996






























     This Statement of Additional Information is not a prospectus. It provides information which is supplemental to that contained in the current Prospectus for Templeton Retirement Annuities, dated November 20, 1996. This Statement should be read in conjunction with the Prospectus, which may be obtained by calling (800) 774-5001, or by writing Templeton Funds Annuity Company, P. O. Box 33030, St. Petersburg, Florida 33733-8030.

                                  TABLE OF CONTENTS
                                                                          Page

Templeton Funds Annuity Company.........................................

Independent Accountants.................................................

Performance Information.................................................

Financial Information...................................................

Financial Statements--Templeton  Funds Retirement Annuity Separate Account

Financial Statements--Templeton Funds Annuity Company...................

                           TEMPLETON FUNDS ANNUITY COMPANY

      Templeton Funds Annuity Company (the "Company"), the sponsor of Templeton Funds Retirement Annuity Separate Account (the "Separate Account"), is a Florida insurance company which was organized on January 25, 1984 and is licensed to engage in the life insurance business in Florida. The Company is the underwriter of Contracts pursuant to which Templeton Retirement Annuities are issued, and is custodian of the assets of the Separate Account. The Company is wholly owned by Franklin Agency, Inc. ("Franklin Agency") and is located at 700 Central Avenue, St. Petersburg, Florida 33701-3628. Franklin Agency is an affiliate of Franklin Templeton Distributors, Inc. ("FTD"), a registered broker-dealer which serves as principal underwriter for all of the publicly-distributed open-end Templeton
Funds. Franklin Agency, FTD and Franklin Templeton Trust Company are wholly-owned subsidiaries of Franklin Resources, Inc. ("Franklin"), a publicly-traded financial services company whose stock is listed on the New York Stock Exchange. Franklin and its affiliates act as an investment adviser to several of the funds in the Franklin Templeton group of funds.

                               INDEPENDENT ACCOUNTANTS

      The firm of Coopers & Lybrand L.L.P. serves as independent accountants for the Separate Account.

                               PERFORMANCE INFORMATION

      Performance information for the Separate Account, including yield and total return, may appear in advertisements, reports, and promotional literature to current or prospective Contractowners.

      Quotations of yield for the Separate Account will be based on all investment income per Annuity Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Annuity Unit on the last day of the period, according to the following formula:

            YIELD = 2[((a - b/cd) / 1)6 - 1]

     where  a =   net investment income earned during  the  period  by the  Fund attributable to shares owned by the Separate Account,
            b =   expenses accrued for the period (net of reimbursements),
            c =   the average daily number of Annuity Units  outstanding during
                  the  period   that  were   entitled  to  receive dividends,
                  and
            d =   the maximum offering price per Annuity Unit on the last day of the period.

      Quotations of average annual total return for the Separate Account will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in an Annuity over a period of one, five, and ten years (or, if less, up to the life of the Separate Account), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the Administration Fee and the Mortality and Expense Risk Fee. Quotations of total return may simultaneously be shown for the same or other periods that do not take into account certain contractual charges such as the Administration Fee.

      Performance information for the Separate Account may be compared, in reports and promotional literature, to the Standard & Poor's 500 Stock Index ("S&P 500"), the Dow Jones Industrial Average ("DJIA"), or other indices that measure performance of a pertinent group of securities so that investors may compare the Separate Account's results with those of a group of securities widely regarded by investors as representative of the securities markets in general or representative of a particular type of security. Performance information may also be compared to (i) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications or persons who rank such investment companies on overall performance or other criteria; and
(ii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in an Annuity. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      Performance information for the Separate Account reflects only the performance of a hypothetical Contract, the assets of which are invested in the Fund, during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies of the Fund, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

      Reports and promotional literature may also contain other information including the ranking of the Separate Account derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

      For the one- and five-year periods ended December 31, 1995, and for the period of February 16, 1988 (commencement of operations) to December 31, 1995, the average annual total return of the Separate Account, reflecting the deduction for the Administration Fee and the Mortality and Expense Risk Fee, was 24.12%, and 17.58%, and 13.25%, respectively.

                                FINANCIAL INFORMATION

      The financial statements of the Company included in this Statement of Additional Information ("SAI") should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts.

TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT
Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

Assets
         Investment in Templeton Variable Annuity Fund,
         at value (cost $8,458,143)
                                                            $11,264,697

         Receivable from Templeton Funds Annuity
         Company                                                 17,503

Net Assets                                                  $11,282,200

Net assets attributable to annuitants--Annuity reserves (Note 1)
                                                            $11,282,200





STATEMENT OF OPERATIONS
for the year ended December 31, 1995

Investment Income:
Income:
         Dividend distributions                              $110,058
         Capital gains distributions                          742,890

                  Total income                                852,948

Expenses:
         Periodic charge (Note 2)                             119,140

Net investment income                                         733,808

Realized and unrealized gain on investments:
         Net realized gain on investments
         Unrealized appreciation                              436,311
                                                            1,155,950

Net gain on investments                                     1,592,261

Net increase in net assets from operations                 $2,326,069







See Notes to Financial Statements

STATEMENTS  OF CHANGES IN NET ASSETS for the years ended  December  31, 1995 and
1994

                                                                 1995               1994
Increase (decrease) in net assets from operations:
  Net investment income
  Net realized gain on                                    $733,808         $340,663
   investments                                            436,311          469,901
  Unrealized appreciation
   (depreciation)                                         1,155,950        (1,356,713)


Net increase (decrease) in net assets from
operations                                                2,326,069        (546,149)

Annuity unit transactions:
  Proceeds from units sold                                228,833          350,411
  Annuity Payments                                        (1,368,267)      (1,274,550)
Increase in annuity reserves for mortality
experience (Note 1)                                       63,847           9,728

Net decrease in net assets derived from annuity
unit transactions
                                                          (1,075,587)      (914,411)

Total increase (decrease) in net assets
                                                          1,250,482        (1,460,560)

Net Assets:
  Beginning of year                                       10,031,718       11,492,278

  End of year                                             $11,282,200      $10,031,718


See Notes to Financial Statements.

               TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements


1.       Summary of Accounting Policies

The Templeton Funds Retirement Annuity Separate Account (the "Separate Account") was established on February 4, 1987 by resolution of the Board of Directors of Templeton Funds Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is sold exclusively for use with the Templeton Retirement Annuity, an immediate variable annuity designed for distributing the benefits of tax deferred retirement plans. The Separate Account invests all its assets in the Templeton Variable Annuity Fund (the "Fund"). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

A.       Valuation of Securities:

Investment in shares of the Fund are carried in the Statement of Assets and Liabilities at net asset value (market value).

B.       Dividends:

Dividend income and capital gain distributions are recorded as income on the ex-dividend date and reinvested in additional shares of the Fund.

C.       Income Taxes:

Operations of the Separate Account form a part of the Company, which is taxed as a life insurance company under the Internal Revenue Code (the "Code"). Under current law, no federal income taxes are payable with respect to the Separate Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company understands that it will be treated as owner of the assets invested in the Separate Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an Annuitant's gross income until amounts are received pursuant to an Annuity.

D.       Annuity Reserves:

Annuity reserves are computed according to the 1983a Blended Unisex Mortality Table, with a 50% male/female content. The assumed interest rates are 9%, 7% and 3%. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.

2.       Periodic Charge

The company assess a Periodic Charge against the Separate Account, equal on an annual basis to 1.1% of Separate Account assets. The Periodic Charge, in the following amounts, compensates the Company for expenses of administering the Separate Account and for assuming the risks that mortality experience will be lower than the rate assumed and that expenses will be greater than what is assumed: 0.3% of average annual net assets to cover expenses, 0.3% to cover expense risk and 0.5% to cover the mortality risk. The Periodic Charge is guaranteed as to Annuities issued prior to the effective date of any change in the Periodic Charge.

3.       Investment Transactions

During the year ended December 31, 1995, purchases and sales of Templeton Variable Annuity Fund shares aggregated $1,081,781 and $1,020,671 respectively. Realized gains and losses are reported on an identified cost basis.

4.       Concentration of Credit Risk

Financial instruments which potentially subject the Separate Account to concentrations of credit risk consist of investments in the Templeton Variable Annuity Fund. The Fund's investment securities are managed by professional investment managers within established guidelines. As of December 31, 1995, in management's opinion, the Separate Account had no significant concentrations of credit risk.

               TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT

                        REPORT OF INDEPENDENT ACCOUNTANTS

The Participants of
Templeton Funds Retirement Annuity Separate Account

We have audited the accompanying statement of assets and liabilities of Templeton Funds Retirement Annuity Separate Account as of December 31, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1995 and 1994. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995, by correspondence with the Templeton Variable Annuity Fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Templeton Funds Retirement Annuity Separate Account as of December 31, 1995, and the results of its operations for the year then ended and the changes in its net assets for the years ended December 31, 1995, and 1994 in conformity with generally accepted accounting principles.

                                            COOPERS & LYBRAND L.L.P.

Tampa, Florida
February 9, 1996

COOPERS & LYBRAND




REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
Templeton Funds Annuity Company
St. Petersburg, Florida

We have audited the accompanying balance sheets of Templeton Funds Annuity Company as of December 31, 1995 and 1994, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Templeton Funds Annuity Company as of December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles.

As discussed in Note 1, effective January 1, 1994, the Company adopted Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                          /s/ COOPERS & LYBRAND, L.L.P.


Tampa, Florida
February 9, 1996

TEMPLETON FUNDS ANNUITY COMPANY
BALANCE SHEETS
December 31, 1995 and 1994


            ASSETS                      1995                          1994

Cash and investments:
  Cash and cash equivalents         $ 1,153,899                   $   447,200
  Investments in securities          13,244,216                    12,121,344

                                     14,398,115                    12,568,544

Receivables:
  Interest                              242,920                       244,639
  Due from affiliates                    16,485                         6,756
  Other                                 120,589                       123,058
Refundable income taxes                       0                        39,786
Other assets                            293,132                       159,730
Recoverable on future annuity
  benefits liability                  3,825,883                       225,282
Assets held in separate
  accounts                           14,114,938                    12,566,130

                                   $ 33,012,062                  $ 25,933,925

                      LIABILITIES AND
                    STOCKHOLDER'S EQUITY

Liabilities:
 Accounts payable and accrued
           expenses                $   281,656                   $   234,575
 Due to affiliates                     152,302                       133,459
 Income taxes payable                   59,635                             0
 Deferred income taxes
          payable                      540,000                        76,000
 Liability for future annuity
          benefits                   3,825,883                       225,282
 Liabilities related to
          separate accounts         14,114,938                    12,566,130
          Total liabilities         18,974,414                    13,235,446

Stockholder's equity:
 Common stock, par value $1
          per share; authorized
          and issued
          2,500,000 shares           2,500,000                     2,500,000
 Additional paid-in capital          5,976,970                     5,976,970
 Unrealized investment gains
          (losses), net                741,192                      (48,535)
 Retained earnings                   4,819,486                     4,270,044
          Total stockholder's       14,037,648                    12,698,479
          equity
                                  $ 33,012,062                  $ 25,933,925


The accompanying notes are an integral part of these financial statements.

TEMPLETON FUNDS ANNUITY COMPANY
STATEMENTS OF INCOME
for the years ended December 31, 1995, 1994, and 1993

                                                    1995                         1994                          1993
Revenue:

   Premiums and annuity
       considerations                        $ 3,905,740                   $2,383,931                   $ 1,408,228

   Business management fees                    1,393,325                    1,024,304                       584,766

   Interest and dividends                        894,563                      831,367                       806,120



                                              $6,193,628                   $4,239,602                    $2,799,114



Benefits and expenses:

   Salaries and other
       compensation costs                        707,290                      631,375                       393,894

   Annuity and death benefits                  1,820,940                    1,432,045                     1,231,016

   Increase in liability for
       future annuity benefits                 1,992,025                      777,619                        35,650

   Professional fees                             136,709                      213,521                       251,577

   Other                                         783,776                      578,203                       390,917


                                               5,440,740                    3,632,763                     2,303,054



Income before income taxes
and realized gains on sales of
investments                                      752,888                      606,839                      496,060


Realized gains on sales of
investments                                       65,475                      156,427                      499,435


Income before taxes                              818,363                      763,266                      995,495


Income taxes (credits)

   Current                                       303,921                      240,140                      395,836

   Deferred                                     (35,000)                      (46,000)                     (37,000)

                                                 268,921                      194,140                      358,836

             Net Income                          549,442                      569,126                      636,659


The accompanying notes are an integral part of these financial statements.

TEMPLETON FUNDS ANNUITY COMPANY
STATEMENT OF STOCKHOLDER'S EQUITY
for the years ended December 31, 1995, 1994, and 1993

                                                                                               Unrealized
                                                                          Additional           Investment
                                         Common   Stock                     Paid-in              Gains              Retained
                                         Shares        Amount               Capital          (Losses), Net          Earnings

Balance, December
   31, 1992                         $ 2,500,000          $ 2,500,000         $ 5,976,970            $ 738,888         $ 3,064,259

Net income                                    0                    0                   0                    0             636,659

Increase in
   unrealized
   investment gains,
   net of deferred
   taxes of $127,000                          0                    0                   0              209,821                   0

Balance, December
   31, 1993                           2,500,000            2,500,000           5,976,970              948,709           3,700,918

Net income                                    0                    0                   0                    0             569,126

Increase in
   unrealized
   investment (losses)
   net of deferred
   taxes of $602,000                          0                    0                   0            (997,244)                   0

Balance, December
   31, 1994                           2,500,000            2,500,000           5,976,970             (48,535)           4,270,044

Net income                                    0                    0                   0                    0             549,442

Increase in
   unrealized
   investment gains,
   net of deferred
   taxes of $499,000                          0                    0                   0              789,727                   0

Balance, December
   31, 1995                           2,500,000            2,500,000           5,976,970            $ 741,192          $4,819,486


The accompanying notes are an integral part of these financial statements.

TEMPLETON FUNDS ANNUITY COMPANY
STATEMENTS OF CASH FLOWS
for the years ended December 31, 1995, 1994 and 1993

                                                      1995                1994                 1993
Cash flows from operating activities:
   Net income                                           $ 549,422           $ 569,126            $ 636,659
   Adjustments to reconcile net
      income to net cash provided
      by operating activities:
   Realized gains on sales of
      investments                                        (65,475)           (156,427)            (499,435)
   Amortization of premium on
      investments                                          60,270              60,270               60,270
   Accretion of discount on
      investments                                        (78,183)            (52,704)             (25,897)
   Deferred income taxes                                 (35,000)            (46,000)             (37,000)
   Change in asset and liability
      accounts:
      Receivables                                         (5,541)            (36,483)             (51,286)
      Refundable income taxes                              39,786            (39,786)               67,000
      Accounts payable, accrues
         expenses and due to affiliates                    65,924             132,010               89,929
   Income taxes payable                                    59,635            (58,210)               58,210
      Net cash provided by operating                      590,858             371,796              298,450
      activities
Cash flows from investing activities:
   Purchases of investments                           (1,786,586)         (3,522,594)          (2,612,046)
   Proceeds on sales and maturities of
      investments                                       2,035,829           3,097,767            2,352,910
   Increase in other assets                             (133,402)            (80,423)             (23,358)
      Net cash provided by (used in)
      investing activities                                115,841           (505,250)            (282,494)
Net increase (decrease) in cash and
cash equivalents                                          706,699           (133,454)               15,956
Cash and cash equivalents:
   Beginning of year                                      447,200             580,654              564,698
   End of year                                        $ 1,153,899           $ 447,200             $580,654
Supplemental disclosure of cash flow information:
   Income taxes paid during the year                    $ 204,499           $ 338,136            $ 270,626


The accompanying notes are an integral part of these financial statements.

TEMPLETON FUNDS ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS


1.       NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES:

NATURE OF BUSINESS - Templeton Funds Annuity Company (the Company) is a wholly owned subsidiary of Templeton Global Investors, Inc. (TGII). Prior to December 1, 1993, the Company was a wholly owned subsidiary of Templeton Funds Management, Inc. (TFM). On December 1, 1993, all of the Company's stock was transferred to TGII by dividend. On October 30, 1992, as part of a merger agreement between TGII's parent and Franklin Resources, Inc. (Franklin), the stock of TGII was sold to Franklin. As a result of the merger, the Company became an indirect wholly owned subsidiary of Franklin. On January 1, 1996, ownership of the Company was transferred to Franklin Agency, Inc.

The Company operates as a life insurance enterprise, with its principal product being variable annuity contracts sold to participants throughout the 39 states and the District of Columbia where it is licensed to do business. The Company has established the Templeton Funds Retirement Annuity Separate Account and the Templeton Immediate Variable Annuity Separate Account (the Separate Accounts), which are registered with the Securities and Exchange Commission as unit investment trusts. The Separate Accounts constitute separate records of the Company's fiduciary responsibility to fund its liability to holders of the variable annuity contracts. Investment income, gains and losses of the separate accounts are not reflected in the Company's financial statements. The Company is also engaged in certain reinsurance activities as described in Note 4.

A summary of the Company's significant accounting policies follows:

BASIS OF PRESENTATION - The accompanying financial statements are prepared in accordance with generally accepted accounting principles, which differ in some respects with accounting practices prescribed by the Insurance Department of the State of Florida. The more significant differences are as follows: (a) policy reserves are not computed on "surplus relief" contracts which do not transfer substantial risk to the Company, (b) unrealized investment gains and losses are reported as a separate component of stockholder's equity, (c) deferred income taxes are recognized, and (d) deferral of policy acquisition costs.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to use estimates and assumptions based on analytical methods in determining deferred acquisition costs, deferred income taxes, liabilities for future annuity benefits, and various other accruals. Actual results could differ from those estimates.

STATEMENTS OF CASH FLOWS - For purposes of statement of cash flows, the Company considers all debt instruments which have a maturity of three months or less from the date of purchase and other highly liquid investments which are readily convertible into cash to be cash equivalents. Cash equivalents are stated at cost, which approximates value.

VALUATION OF SECURITIES - Effective January 1, 1994, the Company adopted the provisions of Statement of Financial Accounting Standards No. 115 (SFAS No.
115), Accounting for Certain Investments in Debt and Equity Securities, that addresses the accounting and reporting for investments in marketable equity securities and for all investments in debt securities. SFAS No. 115 requires investments in debt and marketable equity securities to be classified in three categories and accounted for as follows: held to maturity (recorded at amortized cost), available for sale (recorded at fair value with unrealized gains and losses reported as a separate component of stockholder's equity), and trading securities (recorded at fair value with unrealized gains and losses included in earnings). As investments in securities were previously stated at value and were deemed to be available for sale, there was no cumulative effect of adopting SFAS No. 115. The cost of investments sold is determined by specific identification.

SEPARATE ACCOUNTS - The assets of the Separate Accounts are stated at market value and are not subject to claims which may arise out of other business activities of the Company. Investment income and investment gains and losses related to the assets of the Separate Accounts accrue directly to the contract holders.

Annuity reserves held in the Separate Accounts are computed according to the 1983a Blended Unisex Mortality Table with a 50% male/female content. The assumed interest rates are 9%, 7%, 5%, and 3%. Changes to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Accounts.

RECOVERABLE ON FUTURE ANNUITY BENEFITS LIABILITY - This recoverable represents assets held by the ceding insurance company for holders of variable annuity contracts issued under a modified coinsurance agreement described in Note 4.

DEFERRED POLICY ACQUISITION COSTS - The costs of acquiring new business, principally first-year commissions, have been deferred. These acquisition costs are being amortized in proportion to the present value of expected future gross profits. Unamortized deferred acquisition costs of approximately $239,000 and $117,000 are included in other assets at December 31, 1995 and 1994, respectively.

LIABILITY FOR FUTURE ANNUITY BENEFITS - The liability for future annuity benefits represents annuity reserves the Company has assumed under a modified coinsurance agreement described in Note 4. Annuity reserves are computed according to the 1983a Blended Unisex Mortality Table with a 50% male/female content. The assumed interest rates are 5% and 3%.

REVENUES - Premiums and annuity considerations are recognized when due. Business management fees are recorded as revenue when earned. Interest and dividends are recognized on the accrual basis.

INCOME TAXES - Deferred income taxes are provided on temporary differences which represent the differences between the tax bases of unrealized investment gains and losses, and death and surrender benefits and reserves for policy benefits and the amounts at which these items are reported in the financial statements using the enacted marginal tax rate. Deferred income tax expense or credits are based on changes in the asset or liability from period to period. Deferred tax amounts are adjusted to reflect changes in tax rates or other provisions of tax law in the period in which a new tax law is enacted.

RECLASSIFICATION - Certain amounts in the 1993 and 1994 financial statements have been reclassified to conform with the presentation adopted in 1995.

2. INVESTMENTS IN SECURITIES:

Investments in securities available for sale at December 31, 1995 and 1994 are as follows:

                                                                     1995
                                              Amortized              Gross               Gross              Estimated
                                                 Cost             Unrealized           Unrealized            Market
                                                                     Gains               Losses               Value
U.S. Treasury securities                          $7,472,066          $1,202,345                  $ 0          $8,674,411
Convertible debentures                             3,312,409             132,281              138,190           3,306,500
Municipal bonds                                    1,248,549              14,756                    0           1,263,305
                                                 $12,033,024          $1,349,382           $  138,190         $13,244,216


                                                                     1994
                                              Amortized              Gross               Gross              Estimated
                                                 Cost             Unrealized           Unrealized            Market
                                                                     Gains               Losses               Value
U.S. Treasury securities                          $7,533,934          $  402,127           $  128,397          $7,807,664
Convertible debentures                             3,416,948              30,005              329,828           3,117,125
Municipal bonds                                    1,247,997                   0               51,442           1,196,555
                                                 $12,198,879          $  432,132           $  509,667         $12,121,344


     The cost and market value of investments at December 31, 1995 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay certain of these obligations.

                                            Amortized              Market
                                               Cost                Value
Due in one year or less                 $     995,778       $     995,778
Due after one year through five years       4,648,092           4,880,234
Due after five years through ten years      2,351,506           2,484,220
Due after ten years                         4,037,648           4,883,984
                                        $  12,033,024                   $
                                                               13,244,216


Gross realized investment gains were $71,277, $173,802 and $508,922 and gross realized investment losses were $6,633, $17,375 and $9,487 for 1995, 1994 and 1993, respectively.

At December 31, 1995 and 1994, securities with a market value of $4,038,333 and $4,858,214 have been pledged as collateral in connection with the bulk reinsurance contract referred to in Notes 1 and 4 and in accordance with state insurance laws for the protection of the Company's policyholders and creditors.

3.       RELATED PARTY TRANSACTIONS:

The Company provides business management services to certain Templeton mutual funds. Total business management fee revenue for these services amounted to $1,393,325, $1,024,304, and $584,766 in 1995, 1994, and 1993, respectively.
Expenses related to business management services provided by TFM and TGII of $297,680, $216,664, and $120,833 in 1995, 1994, and 1993, respectively, are included in other expenses in the accompanying financial statements.

The Company shares office space, personnel and other common administrative expenses with its parent and affiliated companies. Rent is allocated on the basis of square footage utilized; administrative and shared expenses are allocated on the basis of the number of employees. Total rental and administrative cost amounted to $114,208, $54,693 and $21,399 in 1995, 1994 and 1993, respectively.

The Company also provides group term life insurance coverage on the employees of certain affiliated companies. The Company reinsures a portion of its risk with another company. Net premiums from group term life insurance amounted to $63,118, $44,997 and $35,172 in 1995, 1994 and 1993, respectively.

4.       REINSURANCE:

The Company has assumed a portion of risk associated with specified insurance policies written by the ceding company under a bulk reinsurance agreement, which is in substance a surplus relief contract. The Company has retroceded a portion of its assumed risk, and has structured the agreement so that its net risk decreases annually to zero over a ten-year period. The Company has determined that its risk of material loss under the bulk reinsurance agreement is remote and, accordingly, accounts for the contracts as financing transactions and provides no reserves.

Effective July 1, 1994, the Company entered into a modified coinsurance agreement, whereby the Company assumes a 50% quota share of single premium immediate variable annuity contracts issued by the ceding company.

The Company has also ceded a portion of its risk related to group term life insurance coverage provided to employees of certain affiliated companies.

An analysis of the impact of reinsurance on the Company's operations is as follows:

                                      1995          1994          1993

Direct premiums and annuity
considerations                      $  576,926    $2,187,478   $1,431,413

Assumed premiums and annuity
considerations                       3,368,921       227,585            0

Ceded reinsurance premiums and
annuity considerations
                                      (40,107)      (31,132)     (23,185)

Premiums and annuity considerations
                                    $3,905,740    $2,383,931   $1,408,228



The Company is contingently liable for reinsurance ceded to reinsurance companies in the event such reinsurance companies are unable to pay their portion of the claims. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurance to minimize exposure to significant losses from reinsurer insolvencies. At December 31, 1995, the Company does not believe there to be a significant concentration of credit risk related to its reinsurance program.

5.       EMPLOYEE RETIREMENT PLAN:

The Company's parent has a defined contribution retirement plan covering substantially all of the Company's employees. The Company's contribution to the plan for the years ended December 31, 1995, 1994 and 1993 was $65,070, $83,632 and $42,935, respectively.

6.       INCOME TAXES:

The provisions for federal and state income taxes for the years ended December 31, 1995, 1994 and 1993 are as follows:


                       1995               1994                1993

Federal            $  232,441         $  154,240          $  307,472

State                  36,480             39,900              51,364

                   $  268,921         $  194,140          $  358,836



Income tax expense is less than the expected statutory rate due to the benefit of Alternative Minimum Tax credits and tax-exempt interest.

Deferred income tax credits reflected in the statement of income arise primarily from death and surrender benefits, and the net decrease in reserves under the reinsurance and retrocession agreements.

At December 31, 1995 and 1994, the tax effects of temporary differences resulted in net deferred tax payables of $540,000 and $76,000, respectively, computed as follows:


                                                      1995           1994

Reserves under reinsurance and
      retrocession agreements,
      net of death and surrender
      benefits                                    $   79,000     $  113,000

Unrealized gains and (losses) on investments
                                                     470,000        (29,000)

Deferred bonuses                                     (9,000)         (8,000)

                                                  $  540,000     $   76,000



7.       STATUTORY FINANCIAL INFORMATION:

The consolidated financial statements of the Company included herein have been prepared in conformity with generally accepted accounting principles (GAAP). The company separately reports to the Insurance Department of the State of Florida on the basis of statutory accounting practices.

A reconciliation between consolidated GAAP stockholder's equity and statutory capital and surplus of the Company follows:

                                             1995          1994


Stockholder's equity (GAAP)            $ 14,037,648   $ 12,698,479

Less certain asset exclusions:
      Deferred policy acquisition
        costs                             (239,032)      (116,891)
      Prepaid expenses                     (54,100)       (42,839)
                                          (293,132)      (159,730)

Statutory investment reserves             (345,980)      (310,015)
GAAP accounting rules:
      Income taxes (FAS 109)                540,000         76,000
      Reinsurance (FAS 113)               (199,250)      (298,885)
      Investments (FAS 115)             (1,211,192)         77,535
Other                                       (7,190)        (6,782)

Statutory capital and surplus           $12,520,904    $12,076,602



Results of the Company's operations for the years ended December 31, 1995, 1994, and 1993 reconciled to a statutory basis are as follows:


                                      1995           1994           1993

GAAP net income                     $549,442       $569,126       $636,659

Deferred policy acquisition costs
                                   (122,141)       (82,975)       (24,082)

Statutory investment reserves
                                    (23,180)       (14,572)      (238,338)

GAAP accounting rules:

         Income taxes (FAS 109)     (35,000)       (46,000)       (37,000)
         Reinsurance (FAS 113)        99,633         99,614         89,808

Other                                  (407)         11,301         24,903

Statutory net income                $468,347       $536,494       $451,950



Payments of cash dividends are subject to restrictions relating to statutory surplus and are limited to an amount equal to or less than the greater of statutory net operating profits or realized capital gains for the immediately preceding calendar year, among other restrictions.

8.       CONCENTRATIONS OF CREDIT RISK:

Financial instruments which potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents and separate account assets. The Company maintains its cash and cash equivalents with what it believes to be high credit quality financial institutions.

Separate account assets principally consist of investments in Templeton Variable Annuity Fund, an open-end diversified management investment company whose investments are managed by professional investment managers within established guidelines. As of December 31, 1995, in management's opinion the Company has no concentration of credit risk.

                                       PART C

                                  OTHER INFORMATION

Item 24.                  Financial Statements and Exhibits

      (a)   Financial Statements

      Contained in Part B:

            Templeton Funds Retirement Annuity Separate Account of Templeton Funds Annuity Company

            Report of Independent Accountants
            Statement of Assets and Liabilities
            Statement of Operations
            Statements of Changes in Net Assets
            Notes to Financial Statements

            Templeton Funds Annuity Company

            Report of Independent Accountants
            Balance Sheets
            Statements of Income
            Statements of Stockholders' Equity
            Statements of Cash Flows
            Notes to Financial Statements

      (b)   Exhibits

            (10)  Consent of Independent Public Accountants
            (14)  Financial Data Schedule


     All other relevant exhibits have been previously filed and are incorporated by reference


--------
            * For other Exhibits, reference is made to the Registrant's Pre-Effective Amendment No. 3 to the Registration Statement filed on February 16, 1988, Post-Effective Amendment No. 3 to the Registration Statement filed on August 31, 1990, Post-Effective Amendment No.4 to the Registration Statement filed on December 20, 1990, Post-Effective Amendment No. 6 to the Registration Statement filed on March 20, 1992 and Post-Effective Amendment No. 11 to the Registration Statement filed on December 1, 1995. Note that the Opinion of Counsel and Consent to Use was filed as Exhibit 24(b)(10) to the Post-Effective Amendment No. 4 to the Registration Statement. In accordance with Part C of the Form N-4, the Opinion of Counsel and Consent to Use should have been filed as Exhibit 24(b)(9).

Item 25.          Directors and Executive Officers of the Depositor

      Name and Principal                        Positions and Offices
       Business Address                             With Depositor

Gordon W. Campbell                              Director, Vice Chairman
425 22nd Avenue, North
St. Petersburg, Florida  33709

Richard P. Austin                               Director, President,
700 Central Avenue                              Chief Executive Officer
St. Petersburg, Florida  33701-3628

Louie N. Adcock, Jr.                            Director
Fisher & Sauls, P.A.
100 Second Avenue South
Suite 700, City Center
St. Petersburg, Florida  33701

Thomas A. Watson                                Director
4989 62nd Avenue South
St. Petersburg, Florida  33715

Martin L. Flanagan                              Director, Treasurer
777 Mariners Island Blvd.
San Mateo, California  94404-1585

Thomas C. Banzhof                               Director, Chairman
777 Mariners Island Blvd.
San Mateo, California  94404-1585

David J. Tobin                                  Senior Vice President, Chief
700 Central Avenue                              Operating Officer
St. Petersburg, Florida  33701-3628

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

            Reference is made to the section entitled "Templeton Funds Annuity Company" in Part B of this Registration Statement.


Item 27.          Number of Contractowners

            As of November 1, 1996, the Registrant had 298 contractowners.


Item 28.          Indemnification

            Article VIII of the Articles of Incorporation of Securities Fund Annuities, Inc. (now Templeton Funds Annuity Company) provides:

            "This corporation shall indemnify any incorporator, director or officer to the full extent permitted by law."

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforce- able. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and the Registrant will be governed by the final adjudication of such issue.


Item 29.          Principal Underwriter

          (a) Templeton Funds Annuity Company is underwriter of the contracts, and does not serve as principal underwriter for any other investment companies.

          (b)  See Item 25.

          (c)  Not applicable.


Item 30.          Location of Accounts and Records

            Registrant's accounts and records are maintained by Templeton  Funds
            Annuity  Company,  700  Central  Avenue,  St.  Petersburg,   Florida
            33701-3628.


Item 31.          Management Related Services

            N/A

Item 32.          Undertakings

            (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.


            (b) Registrant undertakes to include either (1) as part of any application or enrollment form for the purchase of an Annuity offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that an applicant can remove to send for a Statement of Additional Information.

            (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                     SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg in the State of Florida on November 18, 1996.

                 TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT
                                    (Registrant)

                        By:  TEMPLETON FUNDS ANNUITY COMPANY
                                     (Depositor)

                       By:    /s/ Richard P. Austin
                              Richard P. Austin
                              President

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     Signature                   Title                           Date

_________________________     Director and Vice                November 18, 1996
Gordon W. Campbell            Chairman

/s/ Richard P. Austin         Director, President              November 18, 1996
Richard P. Austin             and Chief Executive Officer

_________________________     Director                         November 18, 1996
Louie N. Adcock, Jr.*

_________________________     Director                         November 18, 1996
Thomas A. Watson*

_________________________     Director                         November 18, 1996
Martin L. Flanagan*           and Treasurer

_________________________     Director and Chairman            November 18, 1996
Thomas C. Banzhof*

/s/ David J. Tobin            Senior Vice President and        November 18, 1996
David J. Tobin                Chief Operating Officer



*By:   /s/ Karen L. Anderberg
       Karen L. Anderberg
       as attorney-in-fact

       (Powers of Attorney are filed herewith.)

                               POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, being a duly elected Director of Templeton Funds Annuity Company, Inc. (the "Company"), constitutes and appoints Barbara J. Green, Karen Skidmore, Karen Anderberg and Jeffrey Puretz, and each of them, his true and lawful attorney-in-fact and agents with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to sign the Company's registration statement and any and all amendments thereto, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and conforming all that said attorneys-in-fact and agents, or any of them, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



Dated:  November 16, 1996



                                        /s/ Louie N. Adcock, Jr.

                               POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, being a duly elected Director of Templeton Funds Annuity Company, Inc. (the "Company"), constitutes and appoints Barbara J. Green, Karen Skidmore, Karen Anderberg and Jeffrey Puretz, and each of them, his true and lawful attorney-in-fact and agents with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to sign the Company's registration statement and any and all amendments thereto, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and conforming all that said attorneys-in-fact and agents, or any of them, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



Dated:  November 15, 1996



                                        /s/ Thomas C. Banzhof

                               POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, being a duly elected Director of Templeton Funds Annuity Company, Inc. (the "Company"), constitutes and appoints Barbara J. Green, Karen Skidmore, Karen Anderberg and Jeffrey Puretz, and each of them, his true and lawful attorney-in-fact and agents with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to sign the Company's registration statement and any and all amendments thereto, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and conforming all that said attorneys-in-fact and agents, or any of them, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



Dated:  November 11, 1996



                                        /s/ Thomas A. Watson

                               POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, being a duly elected Director of Templeton Funds Annuity Company, Inc. (the "Company"), constitutes and appoints Barbara J. Green, Karen Skidmore, Karen Anderberg and Jeffrey Puretz, and each of them, his true and lawful attorney-in-fact and agents with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to sign the Company's registration statement and any and all amendments thereto, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and conforming all that said attorneys-in-fact and agents, or any of them, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



Dated:  November 11, 1996



                                        /s/ Richard P. Austin

                               POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, being a duly elected Director and the Treasurer of Templeton Funds Annuity Company, Inc. (the "Company"), constitutes and appoints Barbara J. Green, Karen Skidmore, Karen Anderberg and Jeffrey Puretz, and each of them, his true and lawful attorney-in-fact and agents with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to sign the Company's registration statement and any and all amendments thereto, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact any act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and conforming all that said attorneys-in-fact and agents, or any of them, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



Dated:  November 19, 1996



                                        /s/ Martin L. Flanagan

                                    EXHIBIT INDEX


Exhibit No.             Description of Exhibit

(10)              Consents of Independent Public Accountants

(14)              Financial Data Schedule